SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	1 Months Ended
Feb. 28, 2019 USD ($) $ / shares shares
Advisory Board Agreement Services Warrants Tranche 1 [Member]
Subsequent Event [Line Items]
Number of common shares issuable under warrant	25,000
Purchase price | $ / shares	$ 0.64
Fair value of warrants | $	$ 8,455
Expiration period	5 years
Advisory Board Agreement Services Warrants Tranche 1 [Member] | Vesting Immediately [Member]
Subsequent Event [Line Items]
Number of warrants vesting during period	2,087
Advisory Board Agreement Services Warrants Tranche 1 [Member] | Vesting per month on the first day of the next eleven months commencing March 1, 2019 [Member]
Subsequent Event [Line Items]
Number of warrants vesting during period	2,083
Advisory Board Agreement Services Warrants Tranche 2 [Member]
Subsequent Event [Line Items]
Number of common shares issuable under warrant	25,000
Purchase price | $ / shares	$ 0.64
Fair value of warrants | $	$ 8,455
Expiration period	5 years
Advisory Board Agreement Services Warrants Tranche 2 [Member] | Vesting Immediately [Member]
Subsequent Event [Line Items]
Number of warrants vesting during period	2,087
Advisory Board Agreement Services Warrants Tranche 2 [Member] | Vesting per month on the first day of the next eleven months commencing March 1, 2019 [Member]
Subsequent Event [Line Items]
Number of warrants vesting during period	2,083
Advisory Board Agreement Services Warrants Tranche 3 [Member]
Subsequent Event [Line Items]
Number of common shares issuable under warrant	25,000
Purchase price | $ / shares	$ 0.64
Fair value of warrants | $	$ 8,455
Expiration period	5 years
Advisory Board Agreement Services Warrants Tranche 3 [Member] | Vesting Immediately [Member]
Subsequent Event [Line Items]
Number of warrants vesting during period	2,087
Advisory Board Agreement Services Warrants Tranche 3 [Member] | Vesting per month on the first day of the next eleven months commencing March 1, 2019 [Member]
Subsequent Event [Line Items]
Number of warrants vesting during period	2,083